Disposals and impairment - Summary of financial information relating to the sale of businesses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Non-current assets	$ 180,432	$ 194,682
Current assets	107,688	92,590
Non-current liabilities	(106,112)	(116,546)
Current liabilities	(99,018)	(80,287)
Net assets	82,990	90,439
Recycling of foreign exchange on disposal	(160)	(345)	$ (38)
Total consideration	(3,671)
Proceeds from the sale of businesses, net of cash disposed	1,841	5,812	4,989
Discontinued operations [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Non-current assets	3,681	1,620	9,092
Current assets	2,972	69	1,539
Non-current liabilities	(1,869)	(287)	(1,639)
Current liabilities	(1,074)	(3)	(782)
Net assets	3,710	1,399	8,210
Recycling of foreign exchange on disposal	(26)	35	(328)
Costs on disposal	488	(5)	13
Total carrying amount of net assets disposed, including foreign exchange and cost of disposal	4,172	1,429	7,895
Gains (losses) on sale of businesses	6,219	1,632	2,570
Total consideration	10,391	3,061	10,465
Non-cash consideration	(8,999)	(108)	(219)
Consideration received (receivable)	449	2,859	(5,257)
Proceeds from the sale of businesses, net of cash disposed	1,841	5,812	4,989
Cash and cash equivalents disposed of	$ 318	$ 2	$ 101